FAIR VALUE MEASUREMENT AND FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 item
Fair Value, Option, Quantitative Disclosures [Line Items]
Contingent consideration liability, measurement input		0.080	0.075	0.066	0.074		0.075	0.080	0.084		0.080
License agreement, royalty rate	2.00%	2.00%				2.00%		2.00%
Change in fair value of contingent consideration	$ (1,800)	$ (4,600)	$ (114,000)	$ 13,600	$ 48,160	$ (52,000)	$ (52,240)	$ (56,840)	$ (11,180)	$ 71,620
Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Probability of achieving clinical and regulatory milestones		45.00%						45.00%
Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Probability of achieving clinical and regulatory milestones		55.00%						55.00%
Discount Rate
Fair Value, Option, Quantitative Disclosures [Line Items]
Weighted-average cost of capital		9.30%	8.60%	6.80%	7.80%		8.60%	9.30%	8.80%
Discount Rate | Minimum
Fair Value, Option, Quantitative Disclosures [Line Items]
Contingent consideration liability, measurement input		0.080						0.080	0.084		0.080
Discount Rate | Maximum
Fair Value, Option, Quantitative Disclosures [Line Items]
Contingent consideration liability, measurement input		0.093						0.093	0.088		0.093